Deferred Revenues	12 Months Ended
Dec. 31, 2014
Deferred Revenues [Text Block]
DEFERRED REVENUES

Deferred revenues consist of the following:

	December 31,
	2014	2013
Deferred revenues on maintenance contracts	920	731
Deferred revenue on RPP	84	16
Deferred revenue on sale of devices	172	121
Deferral of the gain on sale-lease-back transactions	2	5
Total	1,177	873
Less long term portion	(74)	(47)
Current portion	1,102	826